Loans and Other Financing - Summary of Impairment Allowance for Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 183,035,500	$ 199,801,999
Percentage of impairment allowances carry forward	100.00%
Impairment allowances for loans and other financing rate	100.00%	100.00%
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 158,371,939
Percentage of impairment allowances carry forward	86.50%
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 21,224,736
Percentage of impairment allowances carry forward	11.60%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,438,825
Percentage of impairment allowances carry forward	1.90%
Performing [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 174,215,357	$ 192,402,475
Impairment allowances for loans and other financing rate	95.20%	96.30%
Performing [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 157,571,202
Performing [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	16,644,155
Past due but no impaired [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 5,381,318	$ 5,272,395
Impairment allowances for loans and other financing rate	2.90%	2.60%
Past due but no impaired [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 800,737
Past due but no impaired [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	4,580,581
Non-performing [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,438,825	$ 2,127,129
Impairment allowances for loans and other financing rate	1.90%	1.10%
Non-performing [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,438,825
High grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	139,219,913	$ 151,424,523
High grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	133,031,127
High grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	6,188,786
Standard grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	28,321,465	33,043,038
Standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	21,804,129
Standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	6,517,336
Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	6,673,979	$ 7,934,914
Sub- standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	2,735,946
Sub- standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,938,033